RISK MANAGEMENT POLICIES - Assets and Liabilities Cash Flows (Details) $ in Thousands	Dec. 31, 2025 ARS ($)
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 6,466,235,962
Liabilities cashflows	6,562,165,410
Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,880,391,634
Liabilities cashflows	5,338,483,589
From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	658,037,035
Liabilities cashflows	474,784,982
From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	635,082,457
Liabilities cashflows	184,813,918
From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	691,010,817
Liabilities cashflows	251,256,643
From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	866,650,061
Liabilities cashflows	30,647,302
More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,735,063,958
Liabilities cashflows	282,178,976
Deposits
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	5,147,626,402
Deposits | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	4,563,497,776
Deposits | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	368,532,533
Deposits | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	125,227,346
Deposits | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	85,845,478
Deposits | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	4,523,269
Non-financial public sector
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	132,378,871
Non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	106,569,059
Non-financial public sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	25,809,812
Financial sector
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	744,014
Financial sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	744,014
Non-financial private sector and foreign residents
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	5,014,503,517
Non-financial private sector and foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	4,456,184,703
Non-financial private sector and foreign residents | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	342,722,721
Non-financial private sector and foreign residents | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	125,227,346
Non-financial private sector and foreign residents | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	85,845,478
Non-financial private sector and foreign residents | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	4,523,269
Repo Transactions
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	393,411,412
Repo Transactions | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	393,411,412
Other financial liabilities
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	283,141,235
Other financial liabilities | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	268,926,496
Other financial liabilities | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,029,583
Other financial liabilities | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,649,598
Other financial liabilities | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	4,228,906
Other financial liabilities | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	3,985,338
Other financial liabilities | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,321,314
Financing received from the Argentine Central Bank and other financial entities
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	536,041,736
Financing received from the Argentine Central Bank and other financial entities | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	111,953,996
Financing received from the Argentine Central Bank and other financial entities | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	17,064,408
Financing received from the Argentine Central Bank and other financial entities | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	16,734,816
Financing received from the Argentine Central Bank and other financial entities | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	95,193,745
Financing received from the Argentine Central Bank and other financial entities | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	14,237,109
Financing received from the Argentine Central Bank and other financial entities | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	280,857,662
Unsubordinated Negotiable obligations
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	201,250,716
Unsubordinated Negotiable obligations | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	87,158,458
Unsubordinated Negotiable obligations | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	40,202,158
Unsubordinated Negotiable obligations | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	65,988,514
Unsubordinated Negotiable obligations | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	7,901,586
Loans and other financing
Maturity Analysis for Assets and Liabilities
Assets cashflows	6,466,235,962
Loans and other financing | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,880,391,634
Loans and other financing | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	658,037,035
Loans and other financing | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	635,082,457
Loans and other financing | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	691,010,817
Loans and other financing | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	866,650,061
Loans and other financing | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,735,063,958
To the non-financial public sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	8,855,569
To the non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	8,549,019
To the non-financial public sector | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	61,310
To the non-financial public sector | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	61,310
To the non-financial public sector | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	122,620
To the non-financial public sector | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	61,310
To the financial sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	370,509,968
To the financial sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	201,571,484
To the financial sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	71,849,248
To the financial sector | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	48,426,184
To the financial sector | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	35,885,154
To the financial sector | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	10,137,678
To the financial sector | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	2,640,220
To the Non-Financial Private Sector and Foreign residents
Maturity Analysis for Assets and Liabilities
Assets cashflows	6,086,870,425
To the Non-Financial Private Sector and Foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,670,271,131
To the Non-Financial Private Sector and Foreign residents | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	586,187,787
To the Non-Financial Private Sector and Foreign residents | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	586,594,963
To the Non-Financial Private Sector and Foreign residents | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	655,064,353
To the Non-Financial Private Sector and Foreign residents | From 1 to 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	856,389,763
To the Non-Financial Private Sector and Foreign residents | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 1,732,362,428